Earnings per share ("EPS")	12 Months Ended
Dec. 31, 2022
Earnings per share ("EPS") [Abstract]
Earnings per share ("EPS")
Note 5 – Earnings per share (“EPS”)

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive restricted shares using the treasury stock method.

The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2022	2021	2020
Profit/(loss) for the period used for calculation of EPS – basic	$61,520	$(11,521)	$266,266
Interest and amortization on the convertible notes	$-	$-	$6,766
Profit/(loss) for the period used for calculation of EPS – dilutive	$61,520	$(11,521)	$273,032

Basic earnings per share:
Weighted average shares outstanding – basic	164,692,954	169,089,325	155,712,886

Diluted earnings per share:
Weighted average shares outstanding – basic	164,692,954	169,089,325	155,712,886
Dilutive equity awards [1]	157,137	-	65,873
Dilutive shares related to convertible notes	-	-	14,275,217
Weighted average shares outstanding – dilutive	164,850,091	169,089,325	170,053,975

[1]	In 2022, 2021, and 2020, equity awards of nil, 77,546 and nil, respectively, were excluded from the calculation of the dilutive weighted average shares outstanding due to being anti-dilutive.